Statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit (loss) before income tax and social contribution and for the result with discontinued operations	R$ 5,264,577	R$ (99,250)	R$ 4,430,988
Adjustments for reconciliation of profit (loss)
Depreciation, amortization and depletion	2,928,855	2,683,100	2,125,796
Results from equity investments	(39,956)	(30,078)	(2,219)
Interest and monetary and exchange variations, net	3,697,714	3,026,008	3,182,577
Gain from divestment in subsidiary	(276,816)
Leniency agreement	375,476	2,853,230
Reversal of provisions	(223,340)
Provision for losses and write-offs of long-lived assets	213,184	41,016	130,758
Total Adjustments for reconciliation of profit	11,939,694	8,474,026	9,867,900
Changes in operating working capital
Financial investments	(953,228)	(649,535)	(144,955)
Trade accounts receivable	(1,598,392)	1,007,875	(342,616)
Inventories	(1,351,028)	862,338	(501,734)
Taxes recoverable	469,293	1,058,104	841,908
Prepaid expenses	(30,521)	64,029	(66,701)
Other receivables	25,802	353,981	(10,174)
Trade payables	(1,642,649)	(4,254,575)	(1,518,288)
Taxes payable	(215,514)	(292,131)	220,226
Advances from customers	(13,512)	216,850	(37,356)
Leniency agreement	(1,343,803)
Sundry provisions	194,596	558,231	153,690
Other payables	55,541	38,464	734,351
Cash from operations	5,536,279	7,437,657	9,196,251
Interest paid	(2,154,053)	(1,826,942)	(1,872,229)
Income tax and social contribution paid	(920,606)	(1,152,847)	(232,302)
Net cash generated by operating activities	2,461,620	4,457,868	7,091,720
Proceeds from the sale of fixed assets	39,660	564	1,282
Proceeds from the sale of fixed assets	450,000
Acquisitions to property, plant and equipment	(608,181)
Acquisitions of intangible assets	(2,273,197)	(2,586,511)	(3,337,925)
Premium in the dollar put option	(14,683)	(4,856)
Held-for-maturity financial investments		38,353	2,441
Net cash used in investing activities	(2,406,401)	(2,552,450)	(3,334,202)
Short-term and long-term debt - Obtained	8,492,341	4,107,626	5,481,546
Short-term and long-term debt - Payments	(8,779,091)	(4,901,593)	(6,087,217)
Derivative transactions - payments	(810,279)
Braskem Idesa borrowings - Obtained	187,959	503,921	1,501,939
Braskem Idesa borrowings - Payments	(1,080,502)	(469,282)	(510,715)
Dividends paid	(998,893)	(1,997,984)	(482,117)
Repurchase of treasury shares			(927)
Net cash used in financing activities	(2,988,465)	(2,757,312)	(97,491)
Exchange variation on cash of foreign subsidiaries	6,475	586,642	(508,036)
Increase (decrease) in cash and cash equivalents	(2,926,771)	(265,252)	3,151,991
Represented by
Cash and cash equivalents at the beginning for the year	6,701,864	7,043,262	3,891,271
Cash and cash equivalents at the end for the year	3,775,093	6,701,864	7,043,262
Increase (decrease) in cash and cash equivalents	R$ (2,926,771)	R$ (265,252)	R$ 3,151,991